Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES
(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Group. Significant accounting policies followed by the Group in the preparation of the consolidated financial statements are summarized below.

(b)	Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Company’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Lequan and ultimately the Company hold all the variable interests of the VIE and has been determined to be the primary beneficiary of the VIE.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(c)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include sales returns, inventory valuation, product warranties, share-based compensation, allowance for doubtful accounts and the valuation allowance for deferred tax assets and income tax. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

(d)	Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in Hong Kong and British Virgin Islands are United States dollar (“US$”), while the functional currency of the Group’s entities in the PRC is RMB, which is their respective local currency. In the consolidated financial statements, the financial information of the Company and its subsidiary in Hong Kong and British Virgin Islands, which use US$ as their functional currency, have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, and incomes are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income in the statement of comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange (losses) gains, net in the consolidated statement of comprehensive income.

(e)	Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2021 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1.00 = RMB6.3726 on December 30, 2021 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 30, 2021, or at any other rate.

(f)	Cash and cash equivalents

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term and highly liquid investments placed with banks, and all highly liquid investments with original maturities of three months or less, which have both of the following characteristics:

i)	Readily convertible to known amounts of cash throughout the maturity period;
ii)	So near their maturity that they present insignificant risk of changes in value because of changes in interest rates.
(g)	Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets. Restricted cash is included in the total cash and cash equivalents and restricted cash in the consolidated statements of cash flows when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Group’s restricted cash mainly represents security deposits held in designated bank accounts for issuance of bank acceptance notes.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(h)	Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities of more than three months but less than one year. Interest earned is recorded as interest income in the consolidated statement of comprehensive income during the years presented.

(i)	Short-term investments

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in fair values are reflected in the consolidated statements of comprehensive income.

(j)	Accounts receivable

Accounts receivable are stated at the historical carrying amount net of allowance for doubtful accounts. On January 1, 2020, the Company adopted ASC326, “Financial Instruments—Credit Losses” using modified retrospective transition approach. The Group provides an allowance against accounts receivable to the amount management reasonably believe will be collected. The Group writes off trade receivable when they are deemed uncollectible.

The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. Accounts receivable have been grouped based on shared credit risk characteristics and days past due to estimate, taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the debtors.

(k)	Inventories

Inventories are stated at the lower of cost or net realizable value. Inventory costs are calculated on the actual cost basis including expenses that are directly or indirectly incurred in the purchase, and production of manufactured product. Expenses include the cost of materials, consignment manufacturing cost and other direct costs. Cost is determined using the weighted average method. The Group assesses the valuation of inventory and periodically writes down the value for estimated excess and obsolete inventory based upon the turnover and age of the products. Write downs are recorded in cost of revenues in the consolidated statements of comprehensive income.

(l)	Long-term deposits

Long-term deposits represent time deposits placed with banks with original maturities of more than one year. Interest earned is recorded as interest income in the consolidated statement of comprehensive income during the years presented.

(m)	Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation and impairment, if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives and residual value. Residual rate is determined based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost.

	Estimated useful lives	Residual rate
Computers and equipment	2-10 years	0%-5%
Vehicle	4 years	5%

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(m)	Property, plant and equipment, net (Continued)

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income.

Construction in progress represents property, plant and equipment under construction and pending installation and is stated at cost less accumulated impairment losses, if any. Completed assets are transferred to their respective asset classes and depreciation begins when an asset is ready for its intended use. Interest expense on outstanding debt is capitalized during the period of significant capital asset construction. Capitalized interest expense on construction-in-progress is included within property, plant and equipment and is amortized over the life of the related assets.

(n)	Land use rights

Land use rights are recorded at cost less accumulated amortization and impairment, if any. Amortization is calculated on a straight-line basis over the estimated useful lives which are 50 years that represent the terms of land use rights certificate.

(o)	Intangible assets

Intangible assets mainly consist of software and license. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Estimated useful lives
Software	1 - 10 years
License	3 - 10 years

(p)	Leases

In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2016-02 (Topic 842) “Leases”. Topic 842 supersedes the lease requirements in Accounting Standards Codification (ASC) Topic 840, “Leases”. Under Topic 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases and provide enhanced disclosures. Leases will continue to be classified as either finance or operating. The Company adopted the new standard using the optional transition method beginning January 1, 2019. As permitted under the transition guidance, the Company carried forward the assessment of whether the existing contracts contain or are leases, classification of the leases and remaining lease terms. RMB9,274 of right-of-use assets and RMB9,168 of lease liabilities were recognized on the balance sheet upon adoption as of January 1, 2019.

The Company categorize leases with contractual terms longer than twelve months as either operating or finance. Finance leases are generally those leases that allow lessees to substantially utilize or pay for the entire asset over its estimated life. Assets acquired under finance leases are recorded in property and equipment, net. All other leases are categorized as operating leases. All the leases recognized by the Company were classified as operating leases for the years presented.

Lease liabilities are recognized at the present value of the fixed lease payments using a discount rate based on similarly secured borrowings available to us. Lease assets are recognized based on the initial present value of the fixed lease payments plus any direct costs from executing the leases or lease prepayments reclassified from “Prepayments and other current assets” upon lease commencement. Costs associated with operating lease assets are recognized on a straight-line basis within operating expenses over the term of the lease.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(q)	Revenue recognition

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”) and subsequently, the FASB issued several amendments which amend certain aspects of the guidance in ASC 2014-09 (ASU No. 2014-09 and the related amendments are collectively referred to as “ASC 606”). According to ASC 606, revenue is recognized when control of the promised good or service is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. The Group will enter into contracts that can include various combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations. Revenue is recognized net of allowances for returns and any taxes collected from customers, which are subsequently remitted to governmental authorities. The Group adopted ASC 606 for all periods presented.

The Group’s revenue is primarily derived from (i) IoT @ Home portfolio including sweeper robots, air conditioning systems and other smart devices, (ii) Home water solutions, which are composed of smart water purification systems, (iii) consumable products complementary to the Group’s IoT smart home products, such as water purifier filters, (iv) Small appliances and others refer to the value-added businesses. Refer to Note 13 to the consolidated financial statements for disaggregation of the Group’s revenue by type of product and service for the years ended December 31, 2019, 2020 and 2021.

1)

The Group conducts its business through various contractual arrangements, the following table disaggregates the Group’s revenue by type of contract for the years ended December 31, 2019, 2020 and 2021:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Sales to Xiaomi	2,112,170	2,889,441	2,295,569
—Xiaomi-branded products	1,859,499	2,560,787	2,021,117
—Viomi-branded products	250,593	326,114	274,452
—Rendering of services	2,078	2,540	-
Sales to third-party customers	2,535,343	2,936,183	3,008,266
	4,647,513	5,825,624	5,303,835

a)	Sales to Xiaomi

The Group generated a substantial portion of its revenues from sales of products to Xiaomi.

Under the cooperation agreement entered into between the Group and Xiaomi, the Group is responsible for design, research, development, production and delivery of designated products using the brand name of “Xiaomi” (“Xiaomi-branded products”). Xiaomi is responsible for commercial distributions and sales. The Group also sells some Viomi-branded products to Xiaomi.

Revenue is recognized upon acceptance by this customer, which is considered at the time the control of the products is transferred to Xiaomi. Revenue does not meet the criteria to be recognized over time since 1) even if the products use “Xiaomi” brand, it does not require significant rework to make them suitable to be sold to other customers, 2) under the cooperation agreement, the Group does not have the right of payment for the work performed to date.

For a majority of types of products sold to this customer, the selling price is a fixed amount as agreed by both parties. For other types of products sold to this customer, the sales arrangement includes two installment payments.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(q)	Revenue recognition (Continued)

The first installment is priced to recover the costs incurred by the Group in developing, producing and shipping the products to this customer and is payable to the Group upon acceptance by the customer after delivery. The Group is also entitled to receive a potential second installment payment calculated as certain portion of the future gross profits from commercial sales made by this customer. Accordingly, the Group determines the sales price as the fixed first installment payment plus the variable second installment payment to the extent that it is probable that revenue reversal will not occur when settling with the customer subsequently. The Group estimates the variable consideration using the expected value method. In assessing the variable second installment payment, the Group takes into consideration of the historical experience with the customer, selling price of the same or similar products as at the report date as well as the recent market trend. Water purifiers products were previously entitled to second instalment payments but second instalment payment arrangement has stopped for water purifiers products since the first quarter of 2020. For the years ended December 31, 2019, 2020 and 2021, net revenues earned from second installment payment arrangement represented 5.9%, 3.8% and 2.0% of total revenue from Xiaomi, respectively.

In 2019, the Group entered into a cooperation arrangement with Xiaomi related to a certain type of products. Under the arrangement, the Group acts as an agent of Xiaomi to procure suppliers without obtaining the control, risks and rewards of the products during the whole process. The Group recognizes revenue of sales on a net basis for these products. This cooperation arrangement was terminated at the end of 2020.

b)

Sales to third-party customers, including: sales to leading e-commerce platforms and offline experience stores; and sales to customers directly through the online platforms operated by Xiaomi, third parties and the Group.

-  Sales to leading e-commerce platforms and offline experience stores

Pursuant to the contracts between the Group and the leading e-commerce platforms/offline experience stores (“e-commerce platforms and stores”), the e-commerce platforms and stores have legal title and physical possession of the products upon acceptance and they would bear the inventory risk of loss due to physical damage before the products are transferred and accepted by end customers. The e-commerce platforms and stores are responsible for delivering the products to end customers and can direct the use of the products and obtain the remaining benefits from the products by reselling the products. The e-commerce platforms and stores have flexibility in determining the retail sales price within relatively broad price range set by the Group. Based on these indicators, the Group determined the e-commerce platforms and stores (as opposed to the end customers) as its customers according to ASC 606-10-55-39. The Group recognizes revenue equal to the sales price to the e-commerce platforms and stores when control of the inventory is transferred.

-  Sales to customers directly through the online platforms operated by Xiaomi, third parties and the Group

Under the cooperation agreements entered between the Group and online platforms, the platforms’ responsibilities are limited to offering an online marketplace, while the Group is primarily obligated in a sales transaction and takes inventory risk and has latitude in determining prices. The platforms charged the Group commission fees at pre-determined amounts or a fixed rate based on the sales amounts. Commission fees are recognized as selling expenses. The Group determined the end customers (as opposed to the platforms) as its customers and recognizes revenue equal to the sales price to the end customers when control of the inventory is transferred.

The Group provides installation service to end customers for designated Viomi-branded products without separate charge. The end customers have the right, not the obligation, to ask the Group to provide installation service. The installation service is considered being distinct and accounted for as a separate performance obligation as the products and installation services are not inputs into a combined item the end customer has contracted to receive. In addition, the Group does not provide any significant integration, modification, or customization services. It can fulfill its obligation to transfer each of the products or services separately. End customers do not always exercise their rights to ask for installation services as the installation may not be complicated and could be done by end customers themselves. Therefore, the Group expects to be entitled to a breakage amount in the contract liabilities related to installation services. The Group estimates the breakage portion based on historical customers’ requests and recognizes estimated breakage as revenue in proportion to the pattern of rights exercised by end customers. The assessment of estimated breakage would be updated on a quarterly basis. Changes in estimated breakage should be accounted for by adjusting contract liabilities to reflect the remaining rights expected to be exercised.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(q)	Revenue recognition (Continued)

Judgment is required to determine standalone selling price for each distinct performance obligation. The Group allocates the arrangement consideration to the separate accounting of each distinct performance obligation based on their relative standalone selling price. The standalone selling price of the products is determined based on adjusted market assessment approach by estimating the price the customer is willing to pay for the product without installation service. For the standalone selling price of the installation services, the Group determines it by referring to actual costs charged by the third-party vendors, plus an estimated profit margin of 5% based on consideration of both company specific and relevant market factors.

The Group recognizes revenue for the sales to third-party customers in accordance with the applicable revenue recognition method for each of the distinct performance obligation identified. Sales of products is recognized upon acceptance by customers after delivery. Installation services revenues are recognized when the services are rendered.

2)	Sales returns and sales incentives

-  Sales to leading e-commerce platforms

The Group’s sales to leading e-commerce platforms started in 2018. As stipulated in the contracts, slow-moving goods are those unsold products after they are controlled by the e-commerce platforms for more than 30 days or 45 days or 60 days, depending on the different categories of products. The Group shall coordinate with the e-commerce platforms to sell the slowing-moving products to end customers through promotions within 30 or 60 days, otherwise, the e-commerce platforms can (i) return such slow-moving products, or (ii) sell on discount as determined by the e-commerce platforms. The Group shall bear all losses caused by such discounted sales. Based on the Group’s history of cooperation with the e-commerce platforms and the pattern that the e-commerce platforms dealt with slow-moving goods, the Group estimates that slow-moving goods will be returned to the Group instead of being sold through discounted sales by the e-commerce platforms. Under ASC 606, a right of return is not a separate performance obligation, but it affects the estimated transaction price for transferred goods. Revenue is only recognized for those products that are not expected to be returned. The estimate of expected returns should be determined in the same way as other variable consideration. Based on historical information and other relevant evidence, including the expected sales and inventory level of the e-commerce platforms, the Group assesses if it is probable there will be no significant reversal of cumulative revenue, and recognizes those sales as revenue. For the years ended December 31, 2019, 2020 and 2021, the expected sales return was RMB12,037, RMB6,820 and RMB5,593. Accordingly, the Group recognizes an expected return asset of RMB8,572, RMB4,106 and RMB3,189, and a refund liability of RMB13,602, RMB7,707 and RMB6,320 as of December 31, 2019, 2020 and 2021, respectively. The Group would update its estimate of expected returns at each period end. The expected return asset is presented and assessed for impairment separately from the refund liability. The Group would assess the expected return asset for impairment, and adjust the value of the asset if it becomes impaired.

Further, the Group might provide various consideration to the e-commerce platforms, such as gross margin guarantee, advertising and promotion fees, in the form of cash, or directly reducing amounts owed to the Group by the e-commerce platforms. The Group evaluates each type of incentives or fees to be paid in accordance with ASC 606. Considering that the Group either does not receive any service from the e-commerce platforms or cannot elect to engage another vendor to provide similar advertising services on a standalone basis, the Group reduces the transaction price for the sale of products by the amount of various consideration payable to the e-commerce platforms.

- 7 days unconditional sales return

Under the consumer protection law, end customers have an unconditional right to return the products purchased through online platforms within 7 days. The Group bases its estimates of sales return on historical results. For the years ended December 31, 2019, 2020 and 2021, the amount of sales return was insignificant. The Group may provide sales incentives in the forms of discounts to end customers through online platforms in a bundle transaction. Revenue, recognized on a net basis after such sales incentives, are allocated based on the relative standalone selling prices for respective products.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(q)	Revenue recognition (Continued)
3)	Warranty

The Group offers product warranty pursuant to standard product quality required by consumer protection law. The warranty period is calculated starting from the date when products are sold to the end customers. The Group has the obligation, at the customer’s sole discretion, to either repair or replace the defective product. The customers cannot separately purchase the warranty and the warranty doesn’t provide the customer with additional service other than assurance that the product will function as expected. Therefore, these warranties are accounted for in accordance with ASC 460 Guarantees. At the time revenue is recognized, an estimate of warranty expenses is recorded. The reserves established are regularly monitored based upon historical experience and any actual claims charged against the reserve. Warranty reserves are recorded as cost of revenues.

4)	Value added taxes

Value added taxes (“VAT”) on sales is calculated at 17% on revenue from products before April 30, 2018, 16% between May 1, 2018 and March 31, 2019, and 13% after April 1, 2019. The Group reports revenue net of VAT. Subsidiaries and VIEs that are VAT general taxpayers are allowed to offset qualified VAT paid against their output VAT liabilities.

5)	Contract balances

Key customers, including Xiaomi and third-party customers, are entitled to a credit term. The expected length of time between the products being transferred to customers and when they pay for those products is short. There is no difference between the amount of promised consideration and the cash selling price of the promised products. Therefore, the Group concludes that the contracts with these key customers generally do not include a significant financing component. The allowance for doubtful accounts reflects the Group’s best estimate of probable losses inherent in the accounts receivable balance. The Group determines the allowance based on known troubled accounts, historical experience, and other currently available evidence. The amount of the allowance for doubtful accounts is recognized as expenses.

The opening balance of accounts receivable from these key customers as of January 1, 2020 was RMB 1,026,142. As of December 31, 2020 and 2021 accounts and notes receivable were RMB1,045,753 and RMB658,028, respectively. During the years ended December 31, 2020 and 2021, the Group recognized impairments, net of recoveries, for accounts receivable from customers amounted to RMB 4,475 and RMB 25,446 respectively.

Contract liabilities consist of deferred revenue related to the Group’s provision of installation services and membership services, where there is still an obligation to be fulfilled by the Group. The contract liabilities will be recognized as revenue when all of the revenue recognition criteria are met.

The opening balance of deferred revenue as of January 1, 2020 was RMB7,790. As of December 31, 2020 and 2021, deferred revenue were RMB5,719 and RMB2,111, respectively. During the years ended December 31, 2019, 2020 and 2021, the Group recognized revenue of installation services amounted to RMB1,276, RMB7,790 and RMB5,719, respectively, that was included in the corresponding contract liability balance at the beginning of the years. The Group expects to recognize approximately RMB1,642 and RMB469 of the unearned amount for the Group’s remaining performance obligations related to installation services and membership service in 2022, respectively. During the years ended December 31, 2019, 2020 and 2021, the Group does not have any arrangement where the performance obligations have already been satisfied in the past period, but the corresponding revenue is only recognized in a later period.

(r)	Cost of revenues

Cost of revenues consists primarily of material costs, warranty, consignment manufacturing cost, salaries and benefits for staff engaged in production activities and related expenses that are directly attributable to the production of products.

(s)	Research and development expenses

Research and development expenses primarily consist of salaries and benefits as well as share-based compensation for research and development personnel, materials, general expenses and depreciation expenses associated with research and development activities.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(t)	Selling and marketing expenses

Selling and marketing expenses consist primarily of (i) advertising and market promotion expenses, (ii) shipping expenses and (iii) salaries and welfare for sales and marketing personnel. The advertising and market promotion expenses amounted to RMB106,540, RMB102,719 and RMB173,642 for the years ended December 31, 2019, 2020 and 2021. The shipping expenses amounted to RMB245,329, RMB247,417 and RMB248,609 for the years ended December 31, 2019, 2020 and 2021, respectively.

(u)	General and administrative expenses

General and administrative expenses consist primarily of (i) share-based compensation for management and administrative personnel, and (ii) salaries and welfare for general and administrative personnel.

(v)	Government subsidies

Government subsidies represent tax refund and government grants received from local government authorities to encourage the Group’s technology and innovation. The Group records such government subsidies as other income in the consolidated statements of comprehensive income when it has fulfilled all of its obligation related to the subsidy. The Group recorded RMB35,988, RMB33,674 and RMB30,147 of subsidy income for the years ended December 31, 2019, 2020 and 2021, respectively.

(w)	Employee benefits

PRC Contribution Plan

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiary and VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees' salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB23,465, RMB 10,571 and RMB34,291 for the years ended December 31, 2019, 2020 and 2021, respectively.

(x)	Share-based compensation

Share-based compensation expenses arise from share -based awards, mainly including share options for the purchase of ordinary shares for the periods presented. The Company accounts for share-based awards granted to the employees in accordance with ASC 718 Stock Compensation.

For share options for the purchase of ordinary shares granted to employees determined to be equity classified awards, the related share-based compensation expenses are recognized in the consolidated financial statements based on their grant date fair values which are calculated using the binomial option pricing model. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. The fair value of the ordinary shares is assessed using the income approach/discounted cash flow method, with a discount for lack of marketability, given that the shares underlying the awards were not publicly traded at the time of grant. Share-based compensation expenses are recorded net of estimated forfeitures using graded-vesting method during the service period requirement, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(y)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in statement of comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of comprehensive income. The Group did not recognize any interest and penalties associated with uncertain tax positions for the years ended December 31, 2019, 2020 and 2021. As of December 31, 2020 and 2021, the Group did not have any significant unrecognized uncertain tax positions.

(z)	Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income, net of tax. Other comprehensive income refers to revenue, expenses, and gains and losses that are recorded as an element of shareholders’ equity but are excluded from net income. The Group’s other comprehensive income consists of foreign currency translation adjustments from its entities not using the RMB as their functional currency. Comprehensive income is reported in the consolidated statements of comprehensive income.

(aa)	Statutory reserves

The Company's subsidiaries and VIEs established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Company's subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from their annual after-tax profits (as determined under generally accepted accounting principles in the PRC(“PRC GAAP”)) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the annual after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company's discretion.

In addition, in accordance with the PRC Company Laws, the Group's VIEs registered as Chinese domestic company must make appropriations from its annual after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund are a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of all employees. None of these reserves are allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(aa)	Statutory reserves (Continued)

During the years ended December 31, 2019, 2020 and 2021, appropriations to statutory reserve funds amounted to RMB1,047, RMB3,464 and RMB1,756, respectively. Statutory reserve funds amounting to RMB10,761 and RMB12,517 were recognized in additional paid-in capital as of December 31, 2020 and 2021, respectively.

(bb)	Income per share

Basic income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted income per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted income per share calculation when inclusion of such shares would be anti-dilutive.

(cc)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(dd)	Segment reporting

Based on the criteria established by ASC 280 “Segment Reporting”, the Group's chief operating decision maker has been identified as the Chairman of the Board of Directors/CEO, who reviews consolidated results of the Group when making decisions about allocating resources and assessing performance. The Group has internal reporting of revenue, cost and expenses by nature as a whole. Hence, the Group has only one operating segment. The Company is domiciled in the Cayman Islands while the Group mainly operates its businesses in the PRC and earns a great majority of the revenues from external customers attributed to the PRC.

(ee)	Current expected credit losses

In 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Group adopted this ASC Topic 326 and several associated ASUs on January 1, 2020 using a modified retrospective approach with a cumulative effect increase of RMB2,826, recorded in accumulated deficit.

The Group’s accounts and notes receivable and other receivables from related parties and third parties are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of its customers and the related accounts and notes receivable and other receivables based on their credit rating. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include payment terms offered in the normal course of business to customers and industry-specific factors that could impact the Group’s receivables. Additionally, macroeconomic factors are also considered. This is assessed at each quarter based on the Group’s specific facts and circumstances. For the year ended December 31, 2020 and 2021, the Group recorded expected credit loss of RMB4,484 and RMB25,541, respectively in general and administrative expenses. As of December 31, 2020 and 2021, the expected credit loss provision for the accounts and notes receivable and other receivables is RMB9,316 and RMB34,857, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(ee)	Current expected credit losses (Continued)

The following table summarizes the activity in the allowance for credit losses related to accounts and notes receivable and other receivables from related parties for the year ended December 31, 2021:

	Year ended December 31,
	2020	2021
	RMB	RMB
Balance at beginning of the year	4,832	9,316
Current year provision	5,015	29,343
Reversals	(531)	(3,802)
Balance at end of the year	9,316	34,857

(ff)	Recently issued accounting pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity's Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. The amendments are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years, with early adoption permitted. The Group is currently evaluating the impact of the new guidance on our consolidated financial statements.

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. The Group is currently evaluating the impact of the new guidance on our consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08), which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. The new amendments are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments, with early adoption permitted. The Group is currently evaluating the impact of the new guidance on our consolidated financial statements.